Personnel Costs - Additional Information (Detail) - Employees	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Number of employees	106,566	106,859	109,089